Shareholder's Equity (Details) - Schedule of Reconciliation of the Beginning and Ending Balance for the Liabilities Measured Using Fair Significant Unobservable Inputs - Liabilities Measured [Member] - USD ($)
$ in Thousands
	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Schedule of Reconciliation of the Beginning and Ending Balance for the Liabilities Measured Using Fair Significant Unobservable Inputs [Line Items]
Balance at the beginning	$ 18,244	$ 11,211
Change in fair value	(6,837)	(11,818)
Foreign currency translation adjustment	(196)	607
Balance at the ending	$ 11,211